Revenue - Summary of revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of revenue from contracts with customers [line items]
Sale of Services	$ 447.3	₨ 33,841.4	₨ 28,091.7
Total	33,782.1	2,556,123.4	2,959,666.9	₨ 2,856,910.8
Vehicles [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	28,924.8	2,188,600.4	2,576,720.5
Spare Parts [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	3,185.0	240,994.7	240,405.0
Miscellaneous [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	$ 1,225.0	₨ 92,686.9	₨ 114,449.7